Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [text block]
Future minimum rentals payable as of December 31 are the following:

	2017	2016
	US$(000)	US$(000)

Within one year	1,543	1,543
After one year but not more than five years	6,173	6,173
More than five years	1,157	2,701

	8,873	10,417

Disclosure of finance lease and operating lease by lessor [text block]
The Group leases for several of its assets. These leases have purchase options. Below is a table showing future minimum lease payments and the present value of these payments:

	2017		2016
		Present		Present
	Minimum	value of	Minimum	value of
	payments	payments	payments	payments
	US$(000)	US$(000)	US$(000)	US$(000)

Within a year	56,915	40,224	57,592	40,428
After one year but not more than five years	267,962	241,651	318,643	281,192

Total minimum lease payments	324,877	281,875	376,235	321,620

Less - amounts representing finance charges	(43,002)	-	(54,615)	-

Present value of minimum lease payments	281,875	281,875	321,620	321,620

Disclosure of detailed information about other tax assesments [Text Block]
A summary of these assessments follows:

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)
2003 – 2005	15,909	54,053	69,962
2006	6,545	59,454	65,999
2007	12,376	17,809	30,185
2008	20,797	12,968	33,765
2009	58,495	49,112	107,607
2010	65,997	107,139	173,136
2011	49,055	63,931	112,986
2014 - 2017	23,450	-	23,450

	252,624	364,466	617,090

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of commitments [text block]
The Company has signed Letters of Guarantee with various financial institutions in accordance with the Mine Closure Regulation approved by Supreme Decree No.033-2005 of the Ministry of Energy and Mines. The table below sets out the outstanding signed commitments at year ends by financial institution. In general, these letters of guarantee are renewed annually.

	2017	2016
	US$(000)	US$(000)

Banco de Credito del Peru (a)	123,729	188,000
BBVA Continental	190,000	120,000
Scotiabank	190,000	120,000
	503,729	428,000

(a)	Letters of guarantee of Banco de Credito del Peru include US$6,321,000 and US$7,626,000 related to San Jose Reservoir Trust in 2017 and 2016, respectively.